                         [LOGO OF RYDEX APPEARS HERE]



                        Institutional Money Market Fund


                            A family of mutual funds
                            designed exclusively for
                          professional money managers


                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1997


                               RYDEX SERIES TRUST
                        6116 Executive Blvd., Suite 400
                              Rockville, MD 20852
                         (301) 468-8520  (800) 820-0888

                               RYDEX SERIES TRUST

                        INSTITUTIONAL MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 1997

--------------------------------------------------------------------------------

                                                                        Market
                                                              Face       Value
                                                            Amount    (Note 1)
                                                        ---------- -----------
COMMERCIAL PAPER 28.90%
American Express Credit Corporation 5.49% 10/06/97      $5,000,000 $ 4,996,187
Ford Motor Credit Agency                                 5,000,000   5,000,000
                                                                   -----------
  Total Commercial Paper (Cost $9,996,187)                           9,996,187
                                                                   -----------
FEDERAL AGENCY DISCOUNT NOTES 26.01%
Federal Home Loan Mortgage Corporation 5.95% 10/01/97    5,000,000   5,000,000
Federal Home Loan Mortgage Corporation 5.60% 10/02/97    4,000,000   3,999,378
                                                                   -----------
  Total Federal Agency Discount Notes (Cost $8,999,378)              8,999,378
                                                                   -----------
U.S. TREASURY BONDS 43.36%
Federal Farm Credit Administration 5.50% 11/03/97        5,000,000   5,000,000
Federal National Mortgage Association 5.625% 2/12/98     5,000,000   5,000,000
Student Loan Marketing Association 5.27% 2/19/98         5,000,000   5,000,000
                                                                   -----------
  Total U.S. Treasury Bonds (Cost $15,000,000)                      15,000,000
                                                                   -----------
REPURCHASE AGREEMENTS 1.73%
Repurchase Agreements Collateralized by U.S. Treasury
 Obligations--
  6.00% 10/01/97 (Note 2)                                  476,238     476,238
  6.05% 10/01/97 (Note 2)                                  123,762     123,762
                                                                   -----------
  Total Repurchase Agreements (Cost $600,000)                          600,000
                                                                   -----------
  Total Investments 100% (Cost $34,595,565)                        $34,595,565
                                                                   ===========

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                        INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 1997

--------------------------------------------------------------------------------

ASSETS
 Securities at Value (Note 1)--See Accompanying Schedules $34,595,565
 Investment Income Receivable                                 115,413
 Cash in Custodian Bank                                        37,315
 Receivable for Shares Purchased                           12,394,867
 Unamortized Organization Costs (Note 1)                       46,631
 Other Assets                                                  41,043
                                                          -----------
  Total Assets                                             47,230,834
                                                          -----------
LIABILITIES
 Distribution Fee Payable                                      13,142
 Payable for Shares Redeemed                               16,373,477
 Investment Advisory Fee Payable                               27,220
 Transfer Agent Fee Payable                                     9,924
 Other Liabilities                                             82,013
                                                          -----------
  Total Liabilities                                        16,505,776
                                                          -----------
NET ASSETS                                                $30,725,058
                                                          ===========
Shares Outstanding                                         30,697,214
                                                          ===========
Net Asset Value Per Share                                       $1.00
                                                                =====

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                        INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------
                                             Six Months Ended September 30, 1997

--------------------------------------------------------------------------------

INVESTMENT INCOME
 Interest                                   $2,260,188
                                            ----------
EXPENSES
 Distribution Fees                             102,967
 Advisory Fees (Note 3)                        227,092
 Transfer Agent Fees (Note 3)                   83,591
 Audit and Outside Services                      5,743
 Accounting Fees (Note 3)                       21,747
 Legal                                          11,653
 Organizational Expenses                         6,079
 Registration Fees                              13,530
 Custodian Fees                                  4,938
 Miscellaneous                                  86,984
                                            ----------
  Total Expenses                               564,324
  Custodian Fees Paid Indirectly (Note 4)          796
                                            ----------
  Net Expenses                                 563,528
                                            ----------
Net Investment Income                        1,696,660
                                            ----------
REALIZED GAIN ON INVESTMENTS
Net Realized Gain on:
 Investment Securities                             254
                                            ----------
Net Increase in Net Assets from Operations  $1,696,914
                                            ==========

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                        INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              Six Months Ended    Period Ended
                                            September 30, 1997 March 31, 1997*
                                            ------------------ ---------------
                                                     Unaudited
From Investment Activities
 Net Investment Income                         $  1,696,660     $  1,333,387
 Net Realized Gain on Investments                       254              503
                                               ------------     ------------
 Net Increase in Net Assets from Operations       1,696,914        1,333,890
                                               ------------     ------------
Distributions to Shareholders
 From Net Investment Income (Note 1)             (1,671,299)      (1,330,924)
 From Realized Gain on Investments                     (254)            (503)
Net Increase (Decrease) in Net Assets from
 Shares Transactions
 (Note 5)                                       (79,616,246)     110,313,480
                                               ------------     ------------
 Net Increase (Decrease) in Net Assets          (79,590,885)     110,315,943
                                               ------------     ------------
NET ASSETS--Beginning of Period                 110,315,943                0
                                               ------------     ------------
NET ASSETS--End of Period                      $ 30,725,058     $110,315,943
                                               ============     ============


* Commencement of Operations: July 11, 1996

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                        INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         Six Months    Period
                                                              Ended     Ended
                                                      September 30, March 31,
                                                               1997     1997*
                                                      ------------- ---------
                                                          Unaudited
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD                     $  1.00    $   1.00
                                                         -------    --------
 Net Investment Income                                       .01         .03
 Net Realized and Unrealized Gains on Securities             .01         .00
                                                         -------    --------
 Net Increase in Net Asset Value Resulting from
  Operations                                                 .02         .03
 Dividends to Shareholders from Net Investment Income       (.02)       (.03)
                                                         -------    --------
 Net Increase in Net Asset Value                             .00         .00
                                                         -------    --------
NET ASSET VALUE--END OF PERIOD                           $  1.00    $   1.00
                                                         =======    ========
TOTAL INVESTMENT RETURN                                    4.21%**     4.17%**
RATIOS TO AVERAGE NET ASSETS
 Gross Expenses                                            3.82%**     1.15%**
 Net Expenses                                              3.82%**     1.15%**
 Net Investment Income                                     1.27%**     3.50%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                                   0%          0%
 Net Assets, End of Period (000's omitted)               $30,725    $110,316

+ The per share data of the Financial Highlights table is calculated using the average daily shares outstanding for the year.
* Commencement of Operations: July 11, 1996
** Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

See Notes to Financial Statements.

                              RYDEX SERIES TRUST


NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company. The Trust consists of nine separate series, the Nova Fund, the Ursa Fund, the U.S. Government Money Market Fund, the Over-the-Counter Fund, the Precious Metals Fund, the U.S. Government Bond Fund, the Juno Fund, the Institutional Money Market Fund and the High Yield Fund. This report pertains to the Institutional Money Market Fund (the "Fund"). The following significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Trust.

A. Short term securities with less than sixty days to maturity are valued at amortized cost, which approximates market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees of the Trust.

B. Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

C. Net investment income and short-term capital gains (if any) are computed, and dividends are declared, daily. Dividends are distributed monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash.

D. The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

E. Costs incurred by the Fund in connection with its organization and registration have been deferred and are being amortized on the straight-line method over a five year period beginning on the date on which the Trust commenced its investment activities.

F. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                              RYDEX SERIES TRUST

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------

2. REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in repurchase agreements collateralized by U.S. Treasury obligations. As of September 30, 1997 the repurchase agreements with Fuji Securities, Inc., PaineWebber, Inc., Smith Barney, Inc. and Prudential Securities in the joint account and the collateral therefore was as follows:

Security Type                 Range of Rates    Par Value Market Value
-------------                 -------------- ------------ ------------
United States Treasury Bills      6.05%      $ 50,000,000 $ 50,000,000
United States Treasury Notes      5.875%     $ 49,755,000 $ 51,036,293
United States Treasury Bonds   7.25%-8.25%   $129,856,000 $146,388,097

3. INVESTMENT ADVISORY AND TRANSFER AGENT SERVICES

Under the terms of an investment advisory contract, the Fund pays PADCO Advisors, Inc. investment advisory fees calculated at an annual percentage rate of fifty-five one hundredths of one percent (0.55%) of the average daily net assets of the Fund.

PADCO Service Company, Inc., a subsidiary of the investment advisor, provides transfer agent service to the Trust at an annual rate of two-tenths of one percent (0.20%) of the average daily net assets of the Fund.

The Fund paid PADCO Service Company, Inc. $21,747 in accounting fees for the six months ended September 30, 1997.

4. ACCOUNTING FOR EXPENSES

The Fund entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Fund's expenses.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

5. SHARE TRANSACTIONS

Transactions in shares for the six months ended September 30,1997 were:
(Unaudited)

Shares Purchased                           1,521,141,204
Dividend Reinvestment                          1,503,117
                                         ---------------
Total Purchased                            1,522,644,321
Shares Redeemed                           (1,602,260,587)
                                         ---------------
Net Shares Redeemed                          (79,616,266)
                                         ===============

Transactions in dollars for the six months ended September 30, 1997 were:
(Unaudited)

Shares Purchased                         $ 1,521,141,224
Purchased through Dividend Reinvestment        1,503,117
                                         ---------------
Total Purchased                            1,522,644,341
Shares Redeemed                           (1,602,260,587)
                                         ---------------
Net Shares Redeemed                         ($79,616,246)
                                         ===============

Transactions in shares for the period ended March 31,1997 were:

Shares Purchased                           1,748,417,852
Dividend Reinvestment                          1,179,631
                                         ---------------
Total Purchased                            1,749,597,483
Shares Redeemed                           (1,639,284,003)
                                         ---------------
Net Shares Purchased                         110,313,480
                                         ===============

Transactions in dollars for the period ended March 31, 1997 were:

Shares Purchased                         $ 1,748,417,852
Purchased through Dividend Reinvestment        1,179,631
                                         ---------------
Total Purchased                            1,749,597,483
Shares Redeemed                           (1,639,284,003)
                                         ---------------
Net Shares Purchased                     $   110,313,480
                                         ===============

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

6. NET ASSETS

At September 30, 1997, net assets consisted of: (Unaudited)

Paid-In-Capital                               $30,697,234
Undistributed Net Investment Income                32,463
Accumulated Net Realized Gain on Investments       (4,639)
                                              -----------
Net Assets                                    $30,725,058
                                              ===========

                           A family of mutual funds
                           designed exclusively for
                          professional money managers

                        Institutional Money Market Fund



                              RYDEX SERIES TRUST
                        6116 Executive Blvd., Suite 400
                              Rockville, MD 20852
                        (301) 468-8520  (800) 820-0888




                         [LOGO OF RYDEX APPEARS HERE]


                              SEMI-ANNUAL REPORT
                              SEPTEMBER 30, 1997



                        Institutional Money Market Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                    RYDEX SERIES TRUST
            [LOGO OF                                SEMI-ANNUAL REPORT
            RYDEX APPEARS
            HERE]                          6116 Executive Boulevard, Suite 400
                                                   Rockville, MD 20852

                                              (301) 468-8520 (800) 820-0888

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dear Shareholder:

  We are pleased to present the Semi-Annual Report to Shareholders for the Rydex Series Trust, covering the six month period ending September 30, 1997. This Report includes a review of the U.S. financial markets, each Fund's portfolio of investments, and the financial statements for the Rydex Series Trust.

FINANCIAL MARKET REVIEW

  Heightened volatility has become the norm in the world's financial markets as the U.S. stock market continued its amazing climb during the second and third quarters of 1997. The U.S. Government bond market also gained ground these past six months as the yield on the benchmark 30-year Treasury Bond fell from 7.1% to 6.4%.

  The market pullback that began in the first quarter ended in mid-April as the indices returned to their ascent. By late June, the Dow Jones Industrial Average, the S&P 500 Composite Stock Price Index, and the NASDAQ 100 Index all reached record highs. The climb was interrupted when Japanese Prime Minister Ryutaro Hashimoto remarked that if the U.S. did not attempt to maintain exchange rate stability, the Japanese would be tempted to sell off U.S. Treasury securities. Traders interpreted this as a threat that the Japanese might begin a large scale sell-off of U.S. Treasury securities and stocks. This triggered a brief, broad market sell-off.

  Also in June, government statistics revealed that wholesale prices fell for the sixth consecutive month. This was the longest streak of producer-price deflation since the government started producing this data 50 years ago. These new signs of low inflation were welcomed by the financial markets as both stocks and bonds returned to their upward trend. The second quarter finished on a positive note with the Dow up 16.55%, the S&P 500 up 16.91%, and the technology-laden NASDAQ 100 gaining 20.14% for the period.

  The third quarter began with an auspicious start on July 2, as the Federal Reserve chose to leave monetary policy alone for the second consecutive time after a quarter point raise in the Federal Funds rate in March. The next day, a government jobless claims report showed that the economy had produced fewer jobs than expected. This report confirmed the view that the economy had slowed enough to keep inflation from rising, yet was growing enough to fuel increases in corporate profits. The economy was showing continued strong growth, low inflation and low interest rates. All of this news was good for stocks and bonds, and the markets responded by surging to yet new records as the Dow roared past the 8,000 point milestone for the first time on July 16. On July 21, Alan Greenspan's comments before a congressional panel indicated that the economy would continue on an exceptional path of high growth and low inflation and the Federal Reserve would not raise interest rates anytime soon. This sparked a broad-based rally until the Dow reached an all-time high of 8,259.31 on August 6.

  After this, stocks gradually began to retreat until a precipitous, late Friday sell-off occurred on August 15 when a weaker dollar and a rise in interest rates sent worried traders and investors to the sell side. The Dow plunged 247.37 points, the second largest point decline ever. The broad-based retreat spread to the S&P 500 and to the NASDAQ 100 which lost 23.96 and 26.87, respectively. The leading sectors of technology, pharmaceuticals, banking, and energy all came under heavy selling pressure at the same time.

  The third quarter ended with a Federal Reserve policy meeting on September 30 that acknowledged a strong economy with inflation quiescent as short-term interest rates were left unchanged. The S&P 500 closed at 947.28, the NASDAQ 100 closed at 1097.17, and the XAU Gold and Silver Index ended the quarter at 109.50.

  We have enjoyed an uninterrupted economic expansion in part because of the Federal Reserve's credible monetary policy. This, combined with modern technology, the globalization of free trade, deregulation and lower federal spending, has created an environment for heightened productivity in the private sector. This higher productivity has helped to improve corporate profit margins. In addition, stock prices have been propelled by low inflation, corporate share buybacks and strong earnings growth.

IN SUMMARY

  Each of the funds in the Rydex Series Trust performed well within the parameters of their objectives during this period of market volatility. As always, Rydex will continue to develop and implement innovative products with the needs of the professional money manager and their clients the highest priority. Thank you for investing in the Rydex Series Trust. If you have any questions, please call us at (800) 820-0888 or (301) 468-8520.

Sincerely,

/s/ A. P. Viragh
Albert P. (Skip) Viragh
Chairman of the Board

                               RYDEX SERIES TRUST

                                      NOVA

SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 1997

--------------------------------------------------------------------------------

                                                                       Market
                                                                        Value
                                                     Contracts       (Note 1)
                                                  ------------ --------------
OPTIONS PURCHASED 56.73%
Call Options on:
 S&P 500 Futures Contracts Expiring December 1997
  at 675                                                   398 $   55,620,500
 S&P 500 Futures Contracts Expiring December 1997
  at 700                                                   681     86,657,250
 S&P 500 Index Expiring October 1997 at 300              2,000    129,458,000
 S&P 500 Index Expiring October 1997 at 400              3,000    164,268,000
 S&P 500 Index Expiring October 1997 at 400              1,000     54,782,000
 S&P 500 Index Expiring November 1997 at 400             2,000    109,626,000
 S&P 500 Index Expiring March 1998 at 300                1,145     74,341,415
                                                               --------------
  Total Call Options (Cost $635,639,923)                          674,753,165
                                                               --------------
                                                   Face Amount
                                                  ------------
U.S. TREASURY OBLIGATIONS 31.27%
 U.S. Treasury Bill 5.181% 10/16/97               $ 50,000,000     49,894,792
 U.S. Treasury Bill 5.248% 11/13/97                 50,000,000     49,694,521
 U.S. Treasury Bill 4.81% 11/28/97                  25,000,000     24,806,264
 U.S. Treasury Bill 4.81% 11/28/97                  50,000,000     49,612,528
 U.S. Treasury Bill 4.86% 12/04/97                  50,000,000     49,568,000
 U.S. Treasury Bill 4.95% 12/11/97                  25,000,000     24,755,937
 U.S. Treasury Bill 4.85% 12/18/97                  50,000,000     49,474,583
 U.S. Treasury Bill 4.95% 12/18/97                  50,000,000     49,463,750
 U.S. Treasury Bill 4.93% 12/26/97                  25,000,000     24,705,569
                                                               --------------
  Total U.S. Treasury Obligations (Cost
   $371,975,944)                                                  371,975,944
                                                               --------------
REPURCHASE AGREEMENTS 12.00%
Repurchase Agreements Collateralized by U.S.
 Treasury Obligations--
 6.00% 10/01/97 (Note 3)                           113,185,808    113,185,808
 6.05% 10/01/97 (Note 3)                            29,414,192     29,414,192
                                                               --------------
  Total Repurchase Agreements (Cost $142,600,000)                 142,600,000
                                                               --------------
  Total Investments 100% (Cost $1,150,215,867)                 $1,189,329,109
                                                               ==============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                      NOVA

SCHEDULE OF INVESTMENTS (continued) (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 1997

--------------------------------------------------------------------------------

                                                            Unrealized Gain
                                                  Contracts        (Note 1)
                                                  --------- ---------------
FUTURES CONTRACTS PURCHASED
S&P 500 Futures Contracts Expiring December 1997
 (Underlying Face Amount at Market Value
 $533,088,250)                                      1,117    $  2,093,737
                                                             ============
                                                                     Market
                                                                      Value
                                                                   (Note 1)
                                                            ---------------
WRITTEN OPTIONS CONTRACTS
Call Options on:
 S&P 500 Index Expiring October 1997 at 320         2,000     125,458,000
 S&P 500 Index Expiring October 1997 at 420         3,000     158,280,000
 S&P 500 Index Expiring October 1997 at 420         1,000      52,790,000
 S&P 500 Index Expiring November 1997 at 420        2,000     105,652,000
                                                             ------------
  Total Call Options (Proceeds $407,212,925)                 $442,180,000
                                                             ============


See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                      URSA

SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 1997

--------------------------------------------------------------------------------

                                                                           Market
                                                                            Value
                                                         Contracts       (Note 1)
                                                       ----------- --------------
OPTIONS PURCHASED 84.6%
Put Options on:
 S&P 500 Futures Contract Expiring December 1997 at
  1100                                                         150 $   10,912,500
                                                                   --------------
  Total Put Options (Cost $16,926,365)                                 10,912,500
                                                                   --------------
Call Options on:
 S&P 500 Index Expiring October 1997 at 300                   2000    129,458,000
 S&P 500 Index Expiring October 1997 at 400                   3000    164,268,000
 S&P 500 Index Expiring October 1997 at 400                   5000    273,910,000
 S&P 500 Index Expiring November 1997 at 400                  4000    219,252,000
 S&P 500 Index Expiring December 1997 at 400                  6000    329,508,000
                                                                   --------------
  Total Call Options (Cost $1,049,948,000)                          1,116,396,000
                                                                   --------------
   Total Options Purchased (Cost $1,066,874,365)                    1,127,308,500
                                                                   --------------
                                                       Face Amount
                                                       -----------
U.S. TREASURY OBLIGATIONS 14.9%
U.S. Treasury Bill 5.11% 11/13/97                      $50,000,000     49,694,819
U.S. Treasury Bill 5.085% 11/20/97                      50,000,000     49,646,875
U.S. Treasury Bill 4.93% 11/28/97                       25,000,000     24,801,431
U.S. Treasury Bill 4.84% 12/04/97                       25,000,000     24,784,889
U.S. Treasury Bill 4.95% 12/18/97                       50,000,000     49,463,750
                                                                   --------------
  Total U.S. Treasury Obligations (Cost $198,391,764)                 198,391,764
                                                                   --------------

REPURCHASE AGREEMENTS .5%
Repurchase Agreements Collateralized by U.S. Treasury
 Obligations--
 6.00% 10/01/97 (Note 3)                                 5,238,614      5,238,614
 6.05% 10/01/97 (Note 3)                                 1,361,386      1,361,386
                                                                   --------------
  Total Repurchase Agreements (Cost $6,600,000)                         6,600,000
                                                                   --------------
  Total Investments 100% (Cost $1,271,866,129)                     $1,332,300,264
                                                                   ==============

See Notes to Financial Statements

                               RYDEX SERIES TRUST

                                      URSA

SCHEDULE OF INVESTMENTS (continued) (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 1997

--------------------------------------------------------------------------------

                                                           Unrealized Loss
                                                 Contracts        (Note 1)
                                                 --------- ---------------
FUTURES CONTRACTS SOLD
S&P 500 Futures Contract Expiring December 1997
 (Underlying Face Amount at Market Value
 $193,763,500)                                       406   $   (4,036,514)
                                                           ==============
                                                                    Market
                                                                     Value
                                                                  (Note 1)
                                                           ---------------
WRITTEN OPTIONS CONTRACTS
Call Options on:
 S&P 500 Index Expiring October 1997 at 320        2,000      125,458,000
 S&P 500 Index Expiring October 1997 at 420        3,000      158,280,000
 S&P 500 Index Expiring October 1997 at 420        5,000      263,950,000
 S&P 500 Index Expiring November 1997 at 420       4,000      211,304,000
 S&P 500 Index Expiring December 1997 at 420       6,000      317,658,000
                                                           --------------
  Total Call Options Written (Proceeds
   $1,010,624,611)                                         $1,076,650,000
                                                           ==============


See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                          U.S. GOVERNMENT MONEY MARKET

SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 1997

--------------------------------------------------------------------------------

                                                                         Market
                                                                          Value
                                                       Face Amount     (Note 1)
                                                       ----------- ------------
FEDERAL AGENCY DISCOUNT NOTES 88.1%
Federal Home Loan Mortgage Corp. 5.95% 10/01/97        $ 5,000,000 $  5,000,000
Federal Home Loan Mortgage Corp. 5.60% 10/02/97         25,000,000   24,996,111
Federal Home Loan Mortgage Corp. 5.46% 10/09/97         10,000,000    9,987,867
Federal Home Loan Mortgage Corp. 5.41% 10/10/97         10,000,000    9,986,475
Federal Home Loan Mortgage Corp. 5.46% 10/31/97         10,000,000    9,954,500
Federal National Mortgage Association 5.55% 10/01/97    25,000,000   25,000,000
Federal Farm Credit Administration 5.69% 10/01/97       10,000,000   10,000,000
Federal Farm Credit Administration 5.50% 11/03/97       20,000,000   20,000,000
Federal National Mortgage Association 5.62% 2/12/98     20,000,000   20,000,000
Federal National Mortgage Association 5.54% 3/12/98     10,000,000   10,000,000
Federal National Mortgage Association 5.37% 10/14/97    10,000,000    9,980,608
Federal Home Loan Mortgage Corp. 5.725% 9/08/98         10,000,000    9,994,144
Federal National Mortgage Association 5.79% 10/16/97    10,000,000   10,000,000
Student Loan Marketing Association 5.27% 2/19/98        10,000,000   10,000,000
                                                                   ------------
  Total Federal Agency Discount Notes (Cost
   $184,899,705)                                                    184,899,705
                                                                   ------------
REPURCHASE AGREEMENTS 11.9%
Repurchase Agreements Collateralized by U.S. Treasury
 Obligations--
 6.00% 10/01/97 (Note 3)                                19,843,234   19,843,234
 6.05% 10/01/97 (Note 3)                                 5,156,766    5,156,766
                                                                   ------------
   Total Repurchase Agreements (Cost $25,000,000)                    25,000,000
                                                                   ------------
   Total Investments 100% (Cost $209,899,705)                      $209,899,705
                                                                   ============

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                OVER-THE-COUNTER

SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 1997

--------------------------------------------------------------------------------

                                                Market
                                                 Value
                                   Shares     (Note 1)
                                  ------- ------------
COMMON STOCKS 88.64%
 Microsoft Corp.*                 682,092 $ 90,249,298
 Intel Corp.                      932,280   86,061,097
 Cisco Systems, Inc.*             378,370   27,644,658
 Oracle Corp.*                    563,606   20,536,394
 Dell Computer Corp.*             191,643   18,565,416
 Worldcom, Inc.*                  505,219   17,872,122
 3Com Corp.*                      207,807   10,650,109
 Applied Materials, Inc.*         105,340   10,033,635
 Sun Microsystems, Inc.*          212,044    9,926,310
 MCI Communications Corp.         311,446    9,148,726
 Amgen, Inc.*                     150,673    7,222,887
 Tele-Communications, Inc.*       266,875    5,470,937
 Tellabs, Inc.*                   103,232    5,316,448
 Costco Companies, Inc.*          120,398    4,529,975
 HBO & Company                    114,496    4,322,224
 Comcast Corp. Special Class A    160,010    4,120,257
 BMC Software, Inc.*               59,215    3,834,171
 Peoplesoft, Inc.*                 59,893    3,578,607
 Nextel Communications, Inc.*     118,945    3,434,537
 Ascend Communications, Inc.*     105,831    3,426,279
 Oxford Health Plans, Inc.*        44,411    3,325,274
 Parametric Technology Corp.*      71,958    3,175,147
 KLA Instruments Corp.*            46,648    3,151,656
 Adaptec, Inc.*                    63,991    2,991,579
 Compuware Corp.*                  48,650    2,943,325
 Linear Technology Corp.           42,622    2,930,263
 Quantum Corp.*                    75,347    2,886,732
 Nordstrom, Inc.                   43,192    2,753,490
 Altera Corp.*                     51,252    2,626,665
 Maxim Integrated Products, Inc.*  36,073    2,576,965
 Staples, Inc.*                    91,636    2,531,445
 Qualcomm, Inc.*                   38,860    2,474,896
 PACCAR, Inc.                      43,716    2,448,096
 ADC Telecommunications, Inc.*     74,727    2,428,627
 Northwest Airlines Corp.*         55,150    2,295,619
 Chiron Corp.*                     98,282    2,223,630
 Paychex, Inc.                     62,176    2,168,388
 Adobe Systems, Inc.               42,476    2,139,728
 Xilinx, Inc.*                     42,109    2,131,768

* Non-Income Producing Securities
See Notes to Financial Statements.

                                                      Market
                                                       Value
                                         Shares     (Note 1)
                                        ------- ------------
 Atmel Corp.*                            55,970 $  2,039,407
 Cintas Corp.                            27,307    2,013,891
 Sigma Aldrich Corp.                     57,869    1,906,060
 Centocor, Inc.*                         39,269    1,867,732
 Starbucks Corp.*                        44,478    1,859,736
 Netscape Communications Corp.*          51,634    1,858,824
 DSC Communications Corp.*               67,596    1,820,867
 Novell, Inc.*                          198,072    1,776,458
 Apple Computer, Inc.*                   71,467    1,549,941
 Electronics for Imaging, Inc.*          29,901    1,524,951
 American Power Conversion Corp.*        53,808    1,513,350
 Biomet, Inc.                            62,753    1,506,072
 American Greetings Corp.                39,880    1,470,575
 Tyson Foods, Inc.                       62,698    1,469,484
 US Office Products Company*             40,388    1,423,677
 McAfee Associates, Inc.*                26,814    1,421,142
 Biogen, Inc.*                           42,525    1,379,405
 General Nutrition Companies, Inc.*      45,943    1,338,090
 Autodesk, Inc.                          28,345    1,286,155
 Genzyme Corp.*                          43,111    1,282,552
 Electronic Arts, Inc.*                  31,045    1,199,113
 Healthcare COMPARE Corp.*               18,736    1,196,762
 Fastenal Company                        21,148    1,126,131
 Worthington Industries, Inc.            55,169    1,117,172
 Cracker Barrel Old Country Store, Inc.  34,294    1,110,268
 FORE Systems, Inc.*                     54,312    1,069,267
 Viking Office Products, Inc.*           46,562    1,012,724
 Adtran, Inc.*                           22,339      942,427
 McCormick & Company, Inc.               36,254      872,362
 Intuit, Inc.*                           26,114      835,648
 Sybase, Inc.*                           44,566      802,188
 Paging Network, Inc.*                   56,284      714,103
 Informix Corp.*                         88,823      621,761
 Glenayre Technologies, Inc.*            34,469      577,356
 Cirrus Logic, Inc.*                     36,913      535,238
 Boston Chicken, Inc.*                   36,285      535,204
                                                ------------
 Total Common Stocks
  (Cost $404,399,716)                           $442,723,473
                                                ------------

                               RYDEX SERIES TRUST

                                OVER-THE-COUNTER

SCHEDULE OF INVESTMENTS (continued) (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 1997

--------------------------------------------------------------------------------

                                                                       Market
                                                                        Value
                                                    Contracts        (Note 1)
                                                  ----------- ---------------
OPTIONS PURCHASED 0.03%
Call Option on:
 NASDAQ 100 Call Option Contract Expiring October
  1997 at 1100
  (Cost $217,678)                                          51  $    126,225
                                                               ------------
                                                  Face Amount
                                                  -----------
REPURCHASE AGREEMENTS 11.33%
Repurchase Agreements Collateralized by U.S.
 Treasury Obligations--6.00 10/01/97 (Note 3)     $44,925,083    44,925,083
 6.05 10/01/97 (Note 3)                            11,674,917    11,674,917
                                                               ------------
  Total Repurchase Agreements (Cost $56,600,000)                 56,600,000
                                                               ------------
  Total Investments 100% (Cost $461,217,394)                   $499,449,698
                                                               ============

-----------------------------------------------------------------------------

                                                              Unrealized Loss
                                                    Contracts        (Note 1)
                                                  ----------- ---------------
FUTURES CONTRACTS PURCHASED
NASDAQ 100 Futures Contracts Expiring December
 1997
 (Underlying Face Amount at Market Value
 $1,109,250)                                               10  $    (26,051)
                                                               ============
                                                                       Market
                                                                        Value
                                                                     (Note 1)
                                                              ---------------
WRITTEN OPTIONS CONTRACTS
Put Options On:
 NASDAQ 100 Option Contract Expiring October 1997
  at 1100
  (Proceeds $123,118)                                      51  $    130,050
                                                               ============

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                              PRECIOUS METALS FUND

SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 1997

--------------------------------------------------------------------------------

                                                       Market
                                                        Value
                                           Shares     (Note1)
                                          ------- -----------
COMMON STOCKS 87.24%
Mining and Precious Metals Stocks
 Barrick Gold Corp., Class A              586,473 $14,515,207
 Newmont Mining Corp.                     245,589  11,036,166
 Placer Dome, Inc.                        376,954   7,209,245
 Homestake Mining Co.                     230,328   3,526,897
 Battle Mountain Gold Co., Class A        361,494   2,598,238
 TVX Gold, Inc.*                          255,182   1,594,887
 Echo Bay Mines, Ltd.                     218,926   1,245,142
 Coeur D' Alene Mines.                     34,700     566,044
 Hecla Mining Co.*                         81,944     496,786
 ASA Limited                               15,292     471,185
 Getchell Gold Corp*                       10,106     414,346
 Pegasus Gold, Inc.*                       64,818     364,601
 Trizec Hahn Corp.                          6,443     166,310
 Agnico Eagle Mines, Ltd.                  14,496     145,866
 Engelhard Corp.                            2,438      52,569
 Freeport McMoran, Inc., Class A            1,887      52,010
 Newmont Gold Corp.                         1,100      50,737
 Kinross Gold Corp.*                        8,700      48,394
 Amax Gold, Inc.*                           6,324      41,897
 Cambior, Inc.                              2,908      32,715
 Anglo American Gold Investment Co., Ltd.   3,470      19,519
                                                  -----------
  Total Common Stocks (Cost $39,595,990)          $44,648,761
                                                  -----------

* Non-Income Producing Securities
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                              PRECIOUS METALS FUND

SCHEDULE OF INVESTMENTS (continued) (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 1997

--------------------------------------------------------------------------------

                                                                        Market
                                                                         Value
                                                         Contracts    (Note 1)
                                                       ----------- -----------
OPTIONS PURCHASED 0.06%
Call Option on:
 XAU Index Expiring October 1997 at 80 (Cost $14,608)          11  $    32,313
                                                                   -----------
                                                       Face Amount
                                                       -----------
REPURCHASE AGREEMENTS 12.7%
Repurchase Agreements Collateralized by U.S. Treasury
 Obligations--
 6.00 10/01/97 (Note 3)                                $5,159,241    5,159,241
 6.05 10/01/97 (Note 3)                                 1,340,759    1,340,759
                                                                   -----------
  Total Repurchase Agreements (Cost $6,500,000)                      6,500,000
                                                                   -----------
  Total Investments 100% (Cost $46,110,598)                        $51,181,074
                                                                   ===========


See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                           U.S. GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 1997

--------------------------------------------------------------------------------

                                                                        Market
                                                                         Value
                                                       Face Amount     (Note1)
                                                       ----------- -----------
U.S. TREASURY OBLIGATIONS 90.5%
U.S. Treasury Bond 6.375% due 08/15/2027 (Cost
 $9,821,630)                                           $10,062,000 $10,008,545
                                                                   -----------
                                                         Contracts
                                                       -----------
OPTIONS PURCHASED 5.0%
Call Options On:
 U.S. Treasury Bond Futures Contract Expiring December
  1997 at 100 (Cost $493,411)                                   36     550,125
                                                                   -----------
                                                       Face Amount
                                                       -----------
REPURCHASE AGREEMENTS 4.5%
Repurchase Agreements Collateralized by U.S. Treasury
 Obligations--6.00% due 10/01/97 (Note 3)              $   396,865     396,865
 6.05% due 10/01/97 (Note 3)                               103,135     103,135
                                                                   -----------
  Total Repurchase Agreements (Cost $500,000)                          500,000
                                                                   -----------
  Total Investments 100% (Cost $10,815,041)                        $11,058,670
                                                                   ===========


See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                      JUNO

SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 1997

--------------------------------------------------------------------------------

                                                                         Market
                                                                          Value
                                                      Contracts        (Note 1)
                                                    ----------- ---------------
OPTIONS PURCHASED 1.4%
Put options on:
 U.S. Treasury Bond Futures Contracts Expiring
  December 1997 at 128 (Cost $221,634)                       15   $   190,781
                                                                  -----------
                                                    Face Amount
                                                    -----------
U.S. TREASURY OBLIGATIONS 73.0%
U.S. Treasury Bill 4.50% 10/16//97 (Cost
 $9,981,250)                                        $10,000,000     9,981,250
                                                                  -----------
REPURCHASE AGREEMENTS 25.6%
Repurchase Agreements Collateralized by U.S. Trea-
 sury Obligations-- 6.00% 10/01/97 (Note 3)           2,778,053     2,778,053
 6.05% 10/01/97 (Note 3)                                721,947       721,947
                                                                  -----------
  Total Repurchase Agreements (Cost $3,500,000)                     3,500,000
                                                                  -----------
  Total Investments 100% (Cost $13,702,884)                       $13,672,031
                                                                  ===========

-------------------------------------------------------------------------------

                                                                Unrealized Loss
                                                      Contracts        (Note 1)
                                                    ----------- ---------------
FUTURES CONTRACTS SOLD
U.S. Treasury Bond Futures Contract Expiring
 December 1997
 (Underlying Face Amount at Market Value
 $13,372,625)                                               116   $  (191,008)
                                                                  ===========


See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 1997

--------------------------------------------------------------------------------

                                                                    Market
                                                          Face       Value
                                                        Amount     (Note1)
                                                      -------- -----------
NON-CONVERTIBLE CORPORATE BONDS 95.5%
 Supermercados Norte 10.875% due 02/09/2004*          $550,000 $   574,750
 Calpine Corporation 8.75% due 07/15/2007*             550,000     572,000
 Cleveland Electric Illuminating 9.50% due 5/15/2005   500,000     549,700
 Rogers Cablesystems 10.0% due 3/15/2005               500,000     548,750
 Sun World International 11.250% due 04/15/2004*       500,000     545,000
 Rogers Cantel, Inc. 9.375% due 6/01/2008              500,000     535,000
 McDermott, Inc 9.375% due 03/15/2002                  500,000     533,995
 American Builders 10.625% due 05/15/2007              500,000     526,250
 Intercel, Inc. 11.125% due 06/01/2007*                500,000     521,250
 Roller Bearing 9.625% due 06/15/2007*                 500,000     521,250
 Petro Stopping Centers 10.50% due 02/01/2007          492,000     517,830
 Granite Broadcasting Corporation 10.375% 05/15/2005   500,000     517,500
 Polymer Group, Inc. 9.00% due 07/01/2007*             500,000     517,500
 Standard Commercial Tobacco 8.875% 08/01/2005*        500,000     517,500
 Speedway Motorsports, Inc. 8.50% due 08/15/2007*      500,000     516,250
 Krystal Company 10.250% due 10/01/2007*               500,000     513,750
 Localiza Rent-A-Car 10.250% due 10/01/2005*           500,000     510,000
 Canadian Forest 8.75% due 09/15/2007*                 500,000     505,000
 Lamar Advertising Co. 8.625% due 09/15/2007*          500,000     503,750
 Pueblo Xtra International 9.50% due 08/01/2003        500,000     503,750
 Rogers Communications, Inc. 8.875% due 07/15/2007     500,000     503,750
 Fox / Liberty Networks, LLC 8.875% due 08/15/2007     500,000     503,125
 Equimar Shipholdings, Ltd. 9.875% due 07/01/2007*     500,000     495,000
 El Paso Electric 8.900% due 02/01/2006                450,000     487,976
 Comcast Corporation 9.375% due 5/15/2005              450,000     485,438
 Navistar Financial Corporation 9.000% due 06/01/2002  450,000     472,500
 U.S. Air, Inc. 10.0% due 7/01/2003                    450,000     470,250
 Copene Petroleum 9.00% due 06/25/2007*                450,000     466,875
 D. R. Horton 8.375% due 06/15/2004                    450,000     465,750
 Allbritton Communications, Inc. 9.75% due 11/30/2007  450,000     450,000

* Issued Under Rule 144A.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (continued) (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 1997

--------------------------------------------------------------------------------

                                                                    Market
                                                          Face       Value
                                                        Amount     (Note1)
                                                      -------- -----------
NON-CONVERTIBLE CORPORATE BONDS (CONTINUED)
 Lear Corporation 9.50% due 07/15/2006                $400,000 $   438,000
 Petroleos Mexicanos 9.00% due 06/01/2007*             400,000     424,000
 WR Carpenter N 10.625% 06/15/2007*                    400,000     423,000
 Cablevision Systems Corporation 9.25% due 11/01/2005  400,000     418,000
 Red Roof Inns 9.625% due 12/15/2003                   400,000     413,000
 Sprint Spectrum 11.00% due 08/15/2006                 350,000     392,000
 Flores & Rucks 9.75% due 10/01/2006                   360,000     384,300
 Cliffs Drilling Company 10.25% due 5/15/2003          338,000     367,575
 Hayes Wheels International 9.125% due 07/15/2007      350,000     360,500
 Time Warner Inc 7.48 % due 01/15/2008                 350,000     359,142
 Westinghouse Electric 8.875% due 06/01/2001           340,000     358,948
 Paging Network 8.875% due 2/01/2006                   350,000     343,000
 Lomak Petroleum, Inc. 8.75% due 01/15/2007            350,000     341,250
 Premier Parks 12.00% due 08/15/2003                   300,000     339,000
 Adelphia Communications 11.875% due 09/15/2004        300,000     327,000
 Cal Energy Co., Inc. 9.50% due 09/15/2006             300,000     323,736
 Arvin Capital 9.50% due 02/01/2027                    300,000     322,038
 Transportacion Maritima Mex-Sp 10.0% due 11/15/2006   300,000     310,500
 Hollinger International Publishing, Inc. 8.625% due
  3/15/2005                                            300,000     309,000
 Wilshire Financial Services 13.00% due 01/01/2004     300,000     306,750
 Century Communications 8.875% due 1/15/2007           300,000     302,625
 Energy Corporation 9.50% due 05/15/2007*              300,000     301,500
 Forcenergy Inc 8.50% due 02/15/2007                   300,000     299,250
 Jones Intercable, Inc. 10.50% due 3/01/2008           250,000     273,750
 Interpool Capital 9.875% due 02/15/2007               250,000     273,125
 Grand Casinos, Inc. 10.125% due 12/01/2003            250,000     265,000
 Resource America, Inc. 12.00% due 08/01/2004*         250,000     263,750
 Anvil Knitwear, Inc. 10.875% due 03/15/2007*          250,000     260,000
 Connecticut Light & Power 7.875% due 06/01/2001       250,000     254,268
 Gulf Canada Resources, LTD. 9.25% due 1/15/2004       225,000     238,059
 Grupo Televisa, S.A. 11.875% due 5/15/2006            200,000     232,000

* Issued Under Rule 144A.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (continued) (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 1997

--------------------------------------------------------------------------------

                                                                   Market
                                                         Face       Value
                                                       Amount     (Note1)
                                                     -------- -----------
NON-CONVERTIBLE CORPORATE BONDS (CONTINUED)
 Motors and Gears, Inc. 10.75% due 11/15/2006        $210,000 $   225,750
 MDC Holdings 11.125% due 15/15/2003                  200,000     219,000
 Dimon Inc 8.875% due 06/01/2006                      200,000     215,500
 California Energy 9.875% due 06/30/2003              200,000     215,438
 North Atlantic Trading 11.000% due 06/15/2004*       200,000     213,000
 Safelite Glass 9.875% due 12/15/2006*                200,000     213,000
 Apple South, Inc. 9.75% due 06/01/2006               200,000     210,000
 Leiner Health Products 9.625% due 07/01/2007*        200,000     209,500
 Chemical Leaman Corp. 10.375% due 06/15/2005*        200,000     209,500
 Titan Wheel International, Inc. 8.75% due 4/01/2007  200,000     208,500
 K Hovnanian Enterprises 11.25% due 4/15/2002         200,000     208,000
 Newport News Shipbuilding 8.625% due 12/01/2006      200,000     208,000
 DI Industries 8.75% due 07/01/2007                   200,000     207,000
 Atlas Air, Inc. 10.750% due 08/01/2005*              200,000     206,000
 Wilshire Financial Services 13.0% due 8/15/2004*     200,000     204,000
 Playtex Products, Inc. 8.875% due 07/15/2004         200,000     202,000
 Trico Marine Services 8.50% due 08/01/2005*          200,000     202,000
 Chelsea GCA Realty, Inc. 7.75% due 01/26/2001        185,000     190,324
 Acme Metals, Inc. 12.50% due 8/1/2002                175,000     190,312
 AK Steel Corporation 9.125% due 12/15/2006           180,000     189,450
 Fleming Companies, Inc. 10.625% due 07/31/2007       150,000     156,000
 AMC Entertainment, Inc. 9.50% due 03/15/2009         150,000     152,437
 Specialty Retailers 8.50% due 07/15/2005*            145,000     148,987
 NL Industries, Inc. 11.75% due 10/15/2003            125,000     137,187
 Exide Corporation 10.0% due 4/15/2005                125,000     132,500
 Ocwen Federal Savings Bank 12.00% due 06/15/2005     100,000     111,000
 Noble Drilling Corporation 9.125% due 7/01/2006      100,000     110,178
 AMF Bowling Worldwide 10.875% due 3/15/2006          100,000     109,000
 Weirton Steel Corporation 10.75% due 6/01/2005       100,000     106,500
 Century Communications 9.75% due 2/15/2002           100,000     105,500
 TFM SA 10.25% due 06/15/2007*                        100,000     105,250

* Issued Under Rule 144A.
See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (continued) (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 1997

--------------------------------------------------------------------------------

                                                                         Market
                                                               Face       Value
                                                             Amount     (Note1)
                                                           -------- -----------
NON-CONVERTIBLE CORPORATE BONDS (CONTINUED)
 La Quinta Inns, Inc. 9.250% due 05/15/2003                $100,000 $   104,750
 Barrett Resources Corp. 7.55% due 02/01/2007               100,000     104,500
 Northwest Airlines Corporation 8.70% due 3/15/2007         100,000     103,814
 Falcon Building 9.50% due 06/15/2007                       100,000     102,750
 Jacor Communication 8.75% 06/15/2007*                      100,000     102,000
 360 Communications, Inc. 7.125% due 03/01/2003             100,000     101,333
 Viacom Inc 7.75% due 06/01/2005                            100,000     100,526
 Lenfest Communications 8.375% due 11/01/2005               100,000     100,500
 Coach USA Inc 9.375% due 07/01/2007*                       100,000     100,250
 Manor Care, Inc 9.500% due 11/15/2002                       90,000      93,713
 Fort Howard Corporation 8.25% due 2/01/2002                 75,000      79,561
 Falcon Drilling Company 8.875% due 3/15/2003                75,000      79,125
 Digital Equipment Corporation 8.625% due 11/01/2012         75,000      78,415
 Bell and Howell 9.250% due 07/15/2000                       55,000      57,544
 Vicap SA 11.375% due 05/15/2007*                            50,000      55,500
 Cablevision Systems Corporation 9.875% due 5/15/2006        50,000      54,000
 Domtar, Inc. 9.50% due 8/01/2016                            50,000      53,684
 Pride Petroleum Services 9.375% due 05/01/2007              50,000      53,500
 Bethlehem Steel 10.375% due 09/01/2003                      50,000      53,250
 Adelphia Communications 12.5% due 05/15/2002                50,000      53,062
 Worldcom Inc 7.75% due 04/01/2007                           50,000      52,417
 TCI Communications, Inc. 8.00% due 08/01/2005               50,000      52,156
 French Fragrances, Inc. 10.375% due 05/15/2007              50,000      52,000
 Borg-Warner Security CP 9.625% due 3/15/2007                50,000      51,750
 Pacalta Resources, LTD 10.750% due 06/15/2004               50,000      51,625
 Bankunited Capital Trust 10.25% due 12/31/2026              50,000      51,500
 CMS Energy 8.125% due 05/15/2002                            50,000      51,247
 YPF, SA Sociedad Anonima 8.0% due 2/15/2004                 50,000      50,937
 Chevy Chase Savings Bank 9.25% due 12/01/2008               50,000      50,500
 Envirotest Systems Corp. 9.625% due 04/01/2003              50,000      46,250
                                                                    -----------
  Total Non-Convertible Corporate Bonds (Cost $32,568,383)          $33,238,477
                                                                    -----------

* Issued Under Rule 144A.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (continued) (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 1997

--------------------------------------------------------------------------------

                                                                    Market
                                                          Face       Value
                                                        Amount    (Note 1)
                                                       ------- -----------
CONVERTIBLE BONDS .1%
Kent Electronics Corp. 4.50% due 09/01/2004
 Total Convertible Bonds (Cost $50,000)                $50,000 $    51,500
                                                               -----------
REPURCHASE AGREEMENTS 1.4%
Repurchase Agreements Collateralized by U.S. Treasury
 Obligations
 6.00% 10/01/97 (Note 3)                               396,865     396,865
 6.05% 10/01/97 (Note 3)                               103,135     103,135
                                                               -----------
 Total Repurchase Agreements (Cost $500,000)                       500,000
                                                               -----------
                                                        Shares
                                                       -------
NON-CONVERTIBLE PREFERRED STOCK .5%
Crown American Reit Pref
 Total Non-Convertible Preferred Stock (Cost $150,000)   3,000     160,500
                                                               -----------
COMMON STOCKS 2.5%
America Capital Strategies                              15,000     300,000
Colonial Downs Holdings                                 10,000      68,750
Maximus, Inc                                             5,000     144,688
Ocwen Asset Investment Corp.                            15,000     345,000
                                                               -----------
 Total Common Stocks (Cost $728,750)                               858,438
                                                               -----------
  Total Investments 100% (Cost $33,997,133)                    $34,808,915
                                                               ===========

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 1997

--------------------------------------------------------------------------------

                                                                         U.S.
                                                                   Government
                                                                        Money
                                        Nova Fund      Ursa Fund  Market Fund
                                   -------------- -------------- ------------
ASSETS
 Securities at Value (Note 1)--See
  Accompanying Schedules           $1,189,329,109 $1,332,300,264 $209,899,705
 Receivable for Futures Contracts
  Settlement                                    0      1,409,970            0
 Investment Income Receivable              23,808          1,102      875,762
 Cash in Custodian Bank                 1,572,903      1,500,475        9,023
 Cash on Deposit with Broker                    0      3,250,800            0
 Receivable for Shares Purchased       30,404,989      8,115,878   33,073,937
 Unamortized Organization Costs
  (Note 1)                                 27,117         20,711       11,220
 Other Assets                              15,334         13,882        8,544
                                   -------------- -------------- ------------
  Total Assets                      1,221,373,260  1,346,613,082  243,878,191
                                   -------------- -------------- ------------
LIABILITIES
 Payable for Securities Purchased         254,518              0            0
 Payable for Futures Contracts
  Settlement                            3,938,041              0            0
 Written Options at Market Value      442,180,000  1,076,650,000            0
 Payable for Shares Redeemed            6,310,865      4,236,675    7,927,945
 Dividends Payable                              0              0       30,269
 Investment Advisory Fee Payable          421,856        234,004      102,968
 Transfer Agent Fee Payable               140,619         65,001       41,223
 Other Liabilities                        640,197        235,180       32,483
                                   -------------- -------------- ------------
  Total Liabilities                   453,886,096  1,081,420,860    8,134,888
                                   -------------- -------------- ------------
NET ASSETS                         $  767,487,164 $  265,192,222 $235,743,303
                                   ============== ============== ============
Shares Outstanding                     31,305,520     46,624,032  235,675,823
                                   ============== ============== ============
Net Asset Value Per Share                  $24.52          $5.69        $1.00
                                           ======          =====        =====

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
--------------------------------------------------------------------------------
                                                              September 30, 1997

--------------------------------------------------------------------------------

                            Over-the-    Precious        U.S.
                              Counter      Metals  Government              High Yield
                                 Fund        Fund   Bond Fund   Juno Fund        Fund
                         ------------ ----------- ----------- ----------- -----------
ASSETS
 Securities at Value
  (Note 1)--See
  Accompanying Schedules $499,449,698 $51,181,074 $11,058,670 $13,672,031 $34,808,915
 Receivable for
  Securities Sold          34,997,775     596,748     187,529           0   2,206,607
 Receivable for Futures
  Contracts Settlement              0           0           0      38,462           0
 Investment Income
  Receivable                   19,771      12,654      82,008         584     727,936
 Cash in Custodian Bank        47,369      96,964      36,482      50,756      92,533
 Cash on Deposit with
  Broker                    1,245,535           0           0     507,246           0
 Receivable for Shares
  Purchased                 2,004,696   3,462,483     143,727     542,852       4,258
 Unamortized
  Organization Costs
  (Note 1)                      6,178       8,554       5,195      16,393      37,217
 Other Assets                   6,081         419       6,646         839      11,327
                         ------------ ----------- ----------- ----------- -----------
  Total Assets            537,777,103  55,358,896  11,520,257  14,829,163  37,888,793
                         ------------ ----------- ----------- ----------- -----------
LIABILITIES
 Payable for Securities
  Purchased                39,973,740   5,641,910           0           0     500,000
 Payable for Futures
  Contracts Settlement         23,500           0           0           0           0
 Written Options at
  Market Value                130,050           0           0           0           0
 Payable for Shares
  Redeemed                 47,023,128   5,080,120     146,688      23,319   2,698,482
 Dividends Payable                  0           0           0           0      56,950
 Investment Advisory Fee
  Payable                     310,144      17,415       4,342      12,829      21,666
 Transfer Agent Fee
  Payable                      83,881       4,644       1,738       3,564       6,581
 Other Liabilities            537,515      28,647      10,915      16,276           0
                         ------------ ----------- ----------- ----------- -----------
  Total Liabilities        88,081,958  10,772,736     163,683      55,988   3,283,679
                         ------------ ----------- ----------- ----------- -----------
NET ASSETS               $449,695,145 $44,586,160 $11,356,574 $14,773,175 $34,605,114
                         ============ =========== =========== =========== ===========
Shares Outstanding         18,085,279   5,601,581   1,208,742   1,634,410   3,401,436
                         ============ =========== =========== =========== ===========
Net Asset Value Per
 Share                         $24.86       $7.96       $9.40       $9.04      $10.17
                               ======       =====       =====       =====      ======

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------
                                             Six Months Ended September 30, 1997

--------------------------------------------------------------------------------

                                                                            U.S.
                                                                      Government
                                                                           Money
                                           Nova Fund      Ursa Fund  Market Fund
                                        ------------  -------------  -----------
INVESTMENT INCOME
 Interest                               $  9,946,123  $   7,268,050  $6,570,983
                                        ------------  -------------  ----------
EXPENSES
 Advisory Fees (Note 4)                    2,073,024      1,507,342     603,000
 Transfer Agent Fees (Note 4)                691,008        418,706     241,236
 Audit and Outside Services                   20,270         17,144      11,482
 Accounting Fees (Note 4)                     58,558         43,044      35,617
 Legal                                        61,855         48,857      33,329
 Organizational Expenses                      17,476          8,291       4,450
 Registration Fees                            72,765         75,010      70,942
 Custodian Fees                               26,652         26,586       4,252
 Miscellaneous                               751,272        315,780      86,919
                                        ------------  -------------  ----------
  Total Expenses                           3,772,880      2,460,760   1,091,227
  Custodian Fees Paid Indirectly (Note
   5)                                         23,958         23,840         771
                                        ------------  -------------  ----------
  Net Expenses                             3,748,922      2,436,920   1,090,456
                                        ------------  -------------  ----------
Net Investment Income                      6,197,201      4,831,130   5,480,527
                                        ------------  -------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) on:
 Investment Securities                    91,906,134    233,500,946           0
 Written Options                         (36,765,556)  (235,967,047)          0
 Futures Contracts                        52,703,679    (52,337,775)          0
                                        ------------  -------------  ----------
  Total Net Realized Gain (Loss)         107,844,257    (54,803,876)          0
Net Change in Unrealized Appreciation
 (Depreciation)
 On Investments, Options and Futures
 Contracts                                15,976,173    (38,309,658)          0
                                        ------------  -------------  ----------
 Net Gain (Loss) on Investments          123,820,430    (93,113,534)          0
                                        ------------  -------------  ----------
Net Increase (Decrease) in Net Assets
 from Operations                        $130,017,631  $ (88,282,404) $5,480,527
                                        ============  =============  ==========

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------
                                             Six Months Ended September 30, 1997

--------------------------------------------------------------------------------

                                Over-the-     Precious        U.S.                    High
                                  Counter       Metals  Government                   Yield
                                     Fund         Fund   Bond Fund   Juno Fund        Fund
                              -----------  -----------  ---------- -----------  ----------
INVESTMENT INCOME
 Interest                     $ 1,145,537  $    89,622  $  333,937 $   514,754  $1,467,803
 Dividends                        138,292      144,288           0           0       3,479
                              -----------  -----------  ---------- -----------  ----------
  Total Income                  1,283,829      233,910     333,937     514,754   1,471,282
                              -----------  -----------  ---------- -----------  ----------
EXPENSES
 Distribution Fees                      0            0           0           0      41,019
 Advisory Fees (Note 2)         1,292,638      106,587      25,361      90,989     126,070
 Transfer Agent Fees (Note
  2)                              344,703       28,423      10,144      25,275      34,422
 Audit and Outside Services        12,685        2,841       1,748       2,024       2,412
 Accounting Fees (Note 4)          40,173       11,398       8,333       9,703      13,016
 Legal                             35,060        3,486       1,256       3,012       3,854
 Organizational Expenses            2,472        3,422       2,081       3,387       4,388
 Registration Fees                 32,260       11,088       5,983       7,196       5,606
 Custodian Fees                    85,559       15,794       4,352       3,241      12,722
 Miscellaneous                    570,601       44,836       9,583      21,084       2,437
                              -----------  -----------  ---------- -----------  ----------
  Total Expenses                2,416,151      227,875      68,841     165,911     245,946
  Custodian Fees Paid
   Indirectly (Note 5)                755          850         759         765         944
                              -----------  -----------  ---------- -----------  ----------
  Net Expenses                  2,415,396      227,025      68,082     165,146     245,002
                              -----------  -----------  ---------- -----------  ----------
Net Investment Income          (1,131,567)       6,885     265,855     349,608   1,226,280
                              -----------  -----------  ---------- -----------  ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss)
 on:
 Investment Securities         30,714,775   (4,651,392)    491,664     (58,457)    151,057
 Written Options                  860,747            0           0           0           0
 Futures Contracts                    718            0           0    (994,526)          0
                              -----------  -----------  ---------- -----------  ----------
  Total Net Realized Gain
   (Loss)                      31,576,240   (4,651,392)    491,664  (1,052,983)    151,057
Net Change in Unrealized
 Appreciation/(Depreciation)
 on Investments, Options
 and Futures Contracts         31,292,516    5,345,309     300,984    (920,896)  1,053,382
                              -----------  -----------  ---------- -----------  ----------
 Net Gain (Loss) on
  Investments                  62,868,756      693,917     792,648  (1,973,879)  1,204,439
                              -----------  -----------  ---------- -----------  ----------
Net Increase (Decrease) in
 Net Assets from Operations   $61,737,189  $   700,802  $1,058,503 $(1,624,271) $2,430,719
                              ===========  ===========  ========== ===========  ==========

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                      Nova Fund                         Ursa Fund
                          --------------------------------- ---------------------------------
                            Six Months Ended   Period Ended   Six Months Ended   Period Ended
                          September 30, 1997 March 31, 1997 September 30, 1997 March 31, 1997
                          ------------------ -------------- ------------------ --------------
                                   Unaudited                         Unaudited
From Investment Activi-
 ties
 Net Investment Income       $  6,197,201     $  6,526,771    $   4,831,130     $  7,372,787
 Net Realized Gain
  (Loss) on Investments       107,844,257       39,565,593      (54,803,876)     (67,500,468)
 Net Change in
  Unrealized
  Appreciation
  (Depreciation) of
  Investments                  15,976,173      (12,688,383)     (38,309,658)      27,690,198
                             ------------     ------------    -------------     ------------
 Net Increase (Decrease)
  in Net Assets from
  Operations                  130,017,631       33,403,981      (88,282,404)     (32,437,483)
                             ------------     ------------    -------------     ------------
Distributions to Share-
 holders
 From Net Investment
  Income (Note 1)                       0                0                0         (752,816)
 From Realized Gain on
  Investments                           0       (6,012,731)               0                0
Net Increase (Decrease)
 in Net Assets from
 Shares Transactions
 (Note 8)                     455,539,836      (70,002,669)    (228,812,885)     422,924,543
                             ------------     ------------    -------------     ------------
 Net Increase (Decrease)
  in Net Assets               585,557,467      (42,611,419)    (317,095,289)     389,734,244
                             ------------     ------------    -------------     ------------
NET ASSETS--Beginning of
 Period                       181,929,697      224,541,116      582,287,511      192,553,268
                             ------------     ------------    -------------     ------------
NET ASSETS--End of Pe-
 riod                        $767,487,164     $181,929,697    $ 265,192,222     $582,287,512
                             ============     ============    =============     ============

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                Over-the-Counter Fund             Precious Metals Fund
                          --------------------------------- ---------------------------------
                            Six Months Ended   Period Ended   Six Months Ended   Period Ended
                          September 30, 1997 March 31, 1997 September 30, 1997 March 31, 1997
                          ------------------ -------------- ------------------ --------------
                                   Unaudited                         Unaudited
From Investment Activi-
 ties
 Net Investment Income
  (Loss)                     $ (1,131,567)    $     85,633     $     6,885      $          0
 Net Realized Gain
  (Loss) on Investments        31,576,240       18,634,695      (4,651,392)      (10,514,014)
 Net Change in
  Unrealized
  Appreciation
  (Depreciation) of
  Investments                  31,292,516         (676,120)      5,345,309         2,142,579
                             ------------     ------------     -----------      ------------
 Net Increase (Decrease)
  in Net Assets from
  Operations                   61,737,189       18,044,208         700,802        (8,371,435)
                             ------------     ------------     -----------      ------------
Distributions to Share-
 holders
 From Net Investment
  Income (Note 1)                       0         (522,552)              0                 0
 From Realized Gain on
  Investments                           0          (57,883)              0                 0
Net Increase (Decrease)
 in Net Assets from
 Shares Transactions
 (Note 8)                     335,679,758      (13,901,489)     20,205,219        (4,521,996)
                             ------------     ------------     -----------      ------------
 Net Increase (Decrease)
  in Net Assets               397,416,947        3,562,284      20,906,021       (12,893,431)
                             ------------     ------------     -----------      ------------
NET ASSETS--Beginning of
 Period                        52,278,198       48,715,914      23,680,139        36,573,570
                             ------------     ------------     -----------      ------------
NET ASSETS--End of Pe-
 riod                        $449,695,145     $ 52,278,198     $44,586,160      $ 23,680,139
                             ============     ============     ===========      ============

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                   U.S. Government
                                      Bond Fund                         Juno Fund
                          --------------------------------- ---------------------------------
                           Six Months  Ended   Period Ended   Six Months Ended   Period Ended
                          September 30, 1997 March 31, 1997 September 30, 1997 March 31, 1997
                          ------------------ -------------- ------------------ --------------
                                   Unaudited                         Unaudited
From Investment Activi-
 ties
 Net Investment Income       $   265,855      $    362,342     $    349,608     $   510,807
 Net Realized Gain
  (Loss) on Investments          491,664          (152,481)      (1,052,983)     (1,193,075)
 Net Change in
  Unrealized
  Appreciation
  (Depreciation) of
  Investments                    300,984          (254,243)        (920,896)      1,086,638
                             -----------      ------------     ------------     -----------
 Net Increase (Decrease)
  in Net Assets from
  Operations                   1,058,503           (44,382)      (1,624,271)        404,370
                             -----------      ------------     ------------     -----------
Distributions to Share-
 holders
 From Net Investment In-
  come (Note 1)                 (265,855)         (362,881)               0         (61,626)
 From Realized Gain on
  Investments                          0                 0                0               0
Net Increase (Decrease)
 in Net Assets from
 Shares Transactions
 (Note 8)                      7,262,274       (14,622,230)     (16,179,819)     13,374,908
                             -----------      ------------     ------------     -----------
 Net Increase (Decrease)
  in Net Assets                8,054,922       (15,029,493)     (17,804,090)     13,717,652
                             -----------      ------------     ------------     -----------
NET ASSETS--Beginning of
 Period                        3,301,652        18,331,145       32,577,265      18,859,613
                             -----------      ------------     ------------     -----------
NET ASSETS--End of Pe-
 riod                        $11,356,574      $  3,301,652     $ 14,773,175     $32,577,265
                             ===========      ============     ============     ===========

See Notes to Financial Statements.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                   U.S. Government                     High Yield
                                  Money Market Fund                       Fund
                          --------------------------------- ---------------------------------
                            Six Months ended   Period ended   Six Months ended   Period ended
                          September 30, 1997 March 31, 1997 September 30, 1997 March 31, 1997
                          ------------------ -------------- ------------------ --------------
                                   Unaudited                         Unaudited
From Investment
 Activities
 Net Investment Income       $  5,480,527     $  5,843,573     $ 1,226,280      $   141,743
 Net Realized Gain
  (Loss) on Investments                 0                0         151,057          (95,444)
 Net Changes in
  Unrealized
  Appreciation
  (Depreciation) of
  Investments                           0                0       1,053,382         (241,600)
                             ------------     ------------     -----------      -----------
 Net Increase (Decrease)
  in Net Assets from
  Operations                    5,480,527        5,843,573       2,430,719         (195,301)
                             ------------     ------------     -----------      -----------
Distributions to
 Shareholders
 From Net Investment
  Income (Note 1)              (5,423,091)      (5,799,436)     (1,219,772)        (141,743)
 From Realized Gain on
  Investments                     (27,458)               0          (7,225)               0
Net Increase (Decrease)
 in Net Assets from
 Shares Transactions
 (Note 8)                     (47,839,500)     129,584,142      22,883,721       10,854,715
                             ------------     ------------     -----------      -----------
 Net Increase (Decrease)
  in Net Assets               (47,809,522)     129,628,279      24,087,443       10,517,671
                             ------------     ------------     -----------      -----------
NET ASSETS--Beginning of
 Period                       283,552,825      153,924,547      10,517,671                0
                             ------------     ------------     -----------      -----------
NET ASSETS--End of
 Period                      $235,743,303     $283,552,826     $34,605,114      $10,517,671
                             ============     ============     ===========      ===========

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             Nova Fund
                         -----------------------------------------------------
                            Six Months    Period       Year     Year    Period
                                 Ended     Ended      Ended    Ended     Ended
                         September 30, March 31,   June 30, June 30,  June 30,
                                  1997      1997       1996     1995    1994 *
                         ------------- ---------   -------- --------  --------
                             Unaudited
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD       $  17.89    $  15.68    $  11.81 $   9.77  $  10.01
                           --------    --------    -------- --------  --------
 Net Investment Income          .26         .35         .56      .28       .01
 Net Realized and
  Unrealized Gains
  (Losses) on Securities       6.38        2.19        3.31     2.88      (.25)
                           --------    --------    -------- --------  --------
 Net Increase (Decrease)
  in Net Asset Value
  Resulting from
  Operations                   6.64        2.54        3.87     3.16      (.24)
 Dividends to
  Shareholders from Net
  Investment Income             .00         .00         .00     (.29)      .00
 Distributions to
  Shareholders from Net
  Realized Capital Gain         .00        (.33)        .00     (.83)      .00
                           --------    --------    -------- --------  --------
 Net Increase (Decrease)
  in Net Asset Value           6.63        2.21        3.87     2.04      (.24)
                           --------    --------    -------- --------  --------
NET ASSET VALUE--END OF
 PERIOD                    $  24.52    $  17.89    $  15.68 $  11.81  $   9.77
                           ========    ========    ======== ========  ========
TOTAL INVESTMENT RETURN      74.12%**    20.92%**    32.77%   32.65%   (2.47)%
RATIOS TO AVERAGE NET
 ASSETS
 Gross Expenses               1.37%**     1.19%**      --       --        --
 Net Expenses                 1.36%**     1.16%**     1.31%    1.43%     1.73%**
 Net Investment Income        2.24%**     2.69%**     3.14%    2.62%     1.05%**
SUPPLEMENTARY DATA:
 Portfolio Turnover
  Rate***                        0%          0%          0%       0%        0%
 Net Assets, End of
  Period (000's omitted)   $767,487    $181,930    $224,541 $ 62,916  $ 77,914

  + The per share data of the Financial Highlights table is calculated using the average daily shares outstanding for the year.
  * Commencement of Operations: July 12, 1993--Nova Fund
 ** Annualized
***Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. The Nova, Ursa, and Juno Funds typically hold most of their investments in options and futures contracts which are deemed short-term securities.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             Ursa Fund
                         ------------------------------------------------------
                            Six Months    Period       Year      Year    Period
                                 Ended     Ended      Ended     Ended     Ended
                         September 30, March 31,   June 30,  June 30,  June 30,
                                  1997      1997       1996      1995    1994 *
                         ------------- ---------   --------  --------  --------
                             Unaudited
PER SHARE OPERATING
 PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD       $   7.02    $   7.55    $   8.79  $  10.54  $  10.00
                           --------    --------    --------  --------  --------
 Net Investment Income          .09         .17         .30       .35       .01
 Net Realized and
  Unrealized Gains
  (Losses) on Securities      (1.42)       (.68)      (1.54)    (1.78)      .53
                           --------    --------    --------  --------  --------
 Net Increase (Decrease)
  in Net Asset Value
  Resulting from
  Operations                  (1.33)       (.51)      (1.24)    (1.43)      .54
 Dividends to
  Shareholders from Net
  Investment Income             .00        (.02)        .00      (.32)      .00
                           --------    --------    --------  --------  --------
 Net Increase (Decrease)
  in Net Asset Value          (1.33)       (.53)      (1.24)    (1.75)      .54
                           --------    --------    --------  --------  --------
NET ASSET VALUE--END OF
 PERIOD                    $   5.69    $   7.02    $   7.55  $   8.79  $  10.54
                           ========    ========    ========  ========  ========
TOTAL INVESTMENT RETURN    (37.89)%**   (8.98)%**  (14.11)%  (14.08)%    10.89%
RATIOS TO AVERAGE NET
 ASSETS
 Gross Expenses               1.47%**     1.36%**      --        --        --
 Net Expenses                 1.46%**     1.34%**     1.39%     1.39%     1.67%**
 Net Investment Income        2.89%**     3.21%**     3.38%     3.50%     1.43%**
SUPPLEMENTARY DATA:
 Portfolio Turnover
  Rate***                        0%          0%          0%        0%        0%
 Net Assets, End of
  Period
  (000's omitted)          $265,192    $582,288    $192,553  $127,629  $110,899

  + The per share data of the Financial Highlights table is calculated using the daily average shares outstanding for the year.
  * Commencement of Operations: January 7, 1994--Ursa Fund
 ** Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. The Nova , Ursa, and Juno Funds typically hold most of their investments in options and futures contracts which are deemed short-term securities.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 U.S. Government Money Market Fund
                         ------------------------------------------------------
                            Six Months    Period       Year      Year    Period
                                 Ended     Ended      Ended     Ended     Ended
                         September 30, March 31,   June 30,  June 30,  June 30,
                                  1997      1997       1996      1995    1994 *
                         ------------- ---------   --------  --------  --------
                             Unaudited
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD       $   1.00    $   1.00    $   1.00  $   1.00  $  1.00
                           --------    --------    --------  --------  -------
 Net Investment Income          .02         .03         .04       .04      .01
                           --------    --------    --------  --------  -------
 Net Increase in Net
  Asset Value Resulting
  from Operations               .02         .03         .04       .04      .01
 Dividends to
  Shareholders from Net
  Investment Income            (.02)       (.03)       (.04)     (.04)    (.01)
                           --------    --------    --------  --------  -------
 Net Increase in Net
  Asset Value                   .00         .00         .00       .00      .00
                           --------    --------    --------  --------  -------
NET ASSET VALUE--END OF
 PERIOD                    $   1.00    $   1.00    $   1.00  $   1.00  $  1.00
                           ========    ========    ========  ========  =======
TOTAL INVESTMENT RETURN       4.65%**     4.39%**     4.60%     4.43%    2.47%
RATIOS TO AVERAGE NET
 ASSETS
 Gross Expenses               0.87%**     0.86%**      --        --       --
 Net Expenses                 0.87%**     0.86%**     0.99%     0.89%    1.16%**
 Net Investment Income        4.37%**     4.06%**     4.18%     4.23%    2.34%**
SUPPLEMENTARY DATA:
 Portfolio Turnover
  Rate***                        0%          0%          0%        0%       0%
 Net Assets, End of
  Period (000's omitted)   $235,743    $283,553    $153,925  $284,198  $88,107

+ The per share data of the Financial Highlights table is calculated using the average daily shares outstanding for the year.
* Commencement of Operations: December 3, 1993--U.S. Government Money Market
  Fund
 ** Annualized
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       Over-the-Counter Fund
                         -------------------------------------------------------
                            Six Months     Period       Year      Year    Period
                                 Ended      Ended      Ended     Ended     Ended
                         September 30,  March 31,   June 30,  June 30,  June 30,
                                  1997       1997       1996      1995     1994*
                         -------------  ---------   --------  --------  --------
                             Unaudited
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD       $  17.93     $  15.16    $  12.22  $   8.76  $  10.00
                           --------     --------    --------  --------  --------
 Net Investment Income
  (Loss)                       (.08)         .01         .06       .14       .01
 Net Realized and
  Unrealized Gains
  (Losses) on Securities       7.01         2.84        3.24      4.17     (1.25)
                           --------     --------    --------  --------  --------
 Net Increase (Decrease)
  in Net Asset Value
  Resulting from
  Operations                   6.93         2.85        3.30      4.31     (1.24)
 Dividends to
  Shareholders from Net
  Investment Income             .00         (.07)        .00      (.12)      .00
 Distributions to
  Shareholders from Net
  Realized Capital Gain         .00         (.01)       (.36)     (.73)      .00
                           --------     --------    --------  --------  --------
 Net Increase (Decrease)
  in Net Asset Value           6.93         2.77        2.94      3.46     (1.24)
                           --------     --------    --------  --------  --------
NET ASSET VALUE--END OF
 PERIOD                    $  24.86     $  17.93    $  15.16  $  12.22  $   8.76
                           ========     ========    ========  ========  ========
TOTAL INVESTMENT RETURN      77.30%**     24.77%**    26.44%    49.00%   (30.17%)
RATIOS TO AVERAGE NET
 ASSETS
 Gross Expenses               1.40%**      1.27%**      --        --        --
 Net Expenses                 1.40%**      1.27%**     1.33%     1.41%     1.97%**
 Net Investment Income       (0.66%)**     0.08%**     0.44%     1.34%     1.69%**
SUPPLEMENTARY DATA:
 Portfolio Turnover
  Rate***                   402.68%     1140.35%    2578.56%  2241.00%  1171.00%
 Net Assets, End of
  Period (000's omitted)   $449,695     $ 52,278    $ 48,716  $ 61,948  $ 30,695

+ The per share data of the Financial Highlights table is calculated using the average daily shares outstanding for the year.
* Commencement of Operations: February 14, 1994--Over-the-Counter Fund.
** Annualized.
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                         Precious Metals Fund
                         --------------------------------------------------------
                            Six Months    Period        Year      Year     Period
                                 Ended     Ended       Ended     Ended      Ended
                         September 30, March 31,    June 30,  June 30,   June 30,
                                  1997      1997        1996      1995      1994*
                         ------------- ---------   --------- ---------  ---------
                             Unaudited
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD       $   7.64    $   9.05    $    8.73 $    8.29  $   10.00
                           --------    --------    --------- ---------  ---------
 Net Investment Income          .00         .00          .00       .10        .01
 Net Realized and
  Unrealized Gains
  (Losses) on Securities        .32       (1.41)         .32       .43      (1.72)
                           --------    --------    --------- ---------  ---------
 Net Increase (Decrease)
  in Net Asset Value
  Resulting from
  Operations                    .32       (1.41)         .32       .53      (1.71)
 Dividends to
  Shareholders from Net
  Investment Income             .00         .00          .00      (.09)       .00
                           --------    --------    --------- ---------  ---------
 Net Increase (Decrease)
  in Net Asset Value            .32       (1.41)         .32       .44      (1.71)
                           --------    --------    --------- ---------  ---------
NET ASSET VALUE--END OF
 PERIOD                    $   7.96    $   7.64    $    9.05 $    8.73  $    8.29
                           ========    ========    ========= =========  =========
TOTAL INVESTMENT RETURN       8.38%**  (20.77)%**      3.67%     6.21%   (29.27)%
RATIOS TO AVERAGE NET
 ASSETS
 Gross Expenses               1.65%**     1.49%**       --        --         --
 Net Expenses                 1.64%**     1.45%**      1.33%     1.38%      2.06%**
 Net Investment Income        0.05%**     0.00%**    (0.01)%     1.15%      1.23%**
SUPPLEMENTARY DATA:
 Portfolio Turnover
  Rate***                   339.27%     743.33%    1,036.37% 1,765.00%  2,728.00%
 Average Commision Rate
  Paid****                   0.0144      0.0101       0.0151       --         --
 Net Assets, End of
  Period (000's omitted)   $ 44,586    $ 23,680    $  36,574 $  40,861  $   1,526

+ The per share data of the Financial Highlights table is calculated using the average daily shares outstanding for the year.
* Commencement of Operations: December 1, 1993--Precious Metals Fund.
** Annualized.
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
**** For fiscal years beginning on or after September 1, 1995, the fund is required to disclose its average commission rate per share for purchases and sales of equity securities.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       U.S. Government Bond Fund
                         ----------------------------------------------------------
                            Six Months    Period       Year        Year      Period
                                 Ended     Ended      Ended       Ended       Ended
                         September 30, March 31,   June 30,    June 30,    June 30,
                                  1997      1997       1996        1995      1994 *
                         ------------- ---------   --------  ----------  ----------
                             Unaudited
PER SHARE OPERATING
 PERFORMANCE:+
NET ASSET VALUE--
 BEGINNING OF PERIOD       $   8.52    $   8.97    $   9.55  $     8.24  $    10.00
                           --------    --------    --------  ----------  ----------
 Net Investment Income
  (Loss)                        .23         .34         .46         .39         .02
 Net Realized and
  Unrealized Gains
  (Losses) on Securities        .88        (.45)       (.45)       1.17       (1.76)
                           --------    --------    --------  ----------  ----------
 Net Increase (Decrease)
  in Net Asset Value
  Resulting from
  Operations                   1.11        (.11)        .01        1.56       (1.74)
 Dividends to
  Shareholders from Net
  Investment Income            (.23)       (.34)       (.46)       (.25)       (.02)
 Distributions to
  Shareholders from Net
  Realized Capital Gain         .00         .00        (.13)        .00         .00
                           --------    --------    --------  ----------  ----------
 Net Increase (Decrease)
  in Net Asset Value            .88        (.45)       (.58)       1.31       (1.76)
                           --------    --------    --------  ----------  ----------
NET ASSET VALUE--END OF
 PERIOD                    $   9.40    $   8.52    $   8.97  $     9.55  $     8.24
                           ========    ========    ========  ==========  ==========
TOTAL INVESTMENT RETURN      26.72%**   (0.46)%**   (1.48)%      18.97%    (32.63)%
RATIOS TO AVERAGE NET
 ASSETS
 Gross Expenses               1.32%**     1.51%**      --          --          --
 Net Expenses                 1.30%**     1.49%**     1.26%       2.26%       3.05%**
 Net Investment Income        5.09%**     5.06%**     4.73%       4.64%       3.39%**
SUPPLEMENTARY DATA:
 Portfolio Turnover
  Rate***                   570.38%     962.17%     780.30%   3,452.59%   1,290.00%
 Net Assets, End of
  Period (000's omitted)   $ 11,357    $  3,302    $ 18,331  $    2,592  $    1,564

+ The per share data of the Financial Highlights table is calculated using the average daily shares outstanding for the year.
* Commencement of Operations: January 3, 1994--U.S.Government Bond Fund.
** Annualized.
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                   Juno Fund
                                   ------------------------------------------
                                      Six Months    Period      Year   Period
                                           Ended     Ended     Ended    Ended
                                   September 30, March 31,  June 30, June 30,
                                            1997      1997      1996   1995 *
                                   ------------- ---------  -------- --------
                                       Unaudited
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF
 PERIOD                              $    9.69    $  9.47   $  9.08  $  10.00
                                     ---------    -------   -------  --------
 Net Investment Income                     .16        .25       .34       .14
 Net Realized and Unrealized Gains
  (Losses) on Securities                  (.81)       .00       .05     (1.06)
                                     ---------    -------   -------  --------
 Net Increase (Decrease) in Net
  Asset Value Resulting from
  Operations                              (.65)       .25       .39      (.92)
 Dividends to Shareholders from
  Net Investment Income                    .00       (.03)      .00       .00
                                     ---------    -------   -------  --------
 Net Increase (Decrease) in Net
  Asset Value                             (.65)       .22       .39      (.92)
                                     ---------    -------   -------  --------
NET ASSET VALUE--END OF PERIOD       $    9.04    $  9.69   $  9.47  $   9.08
                                     =========    =======   =======  ========
TOTAL INVESTMENT RETURN               (13.42)%**    3.75%**   4.30%   (9.20)%
RATIOS TO AVERAGE NET ASSETS
 Gross Expenses                          1.65%**    1.60%**    --        --
 Net Expenses                            1.64%**    1.58%**   1.64%     1.50%**
 Net Investment Income                   3.47%**    3.51%**   3.63%     1.32%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***              0.00%      0.00%     0.00%     0.00%
 Net Assets, End of Period (000's
  omitted)                           $  14,773    $32,577   $18,860  $  4,301

+ The per share data of the Financial Highlights table is calculated using the average daily shares outstanding for the year.
* Commencement of Operations: March 3, 1995--Juno Fund.
** Annualized.
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. The Nova , Ursa, and Juno Funds typically hold most of their investments in options and futures contracts which are deemed short-term securities.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                          HighYield Fund
                                                      -----------------------
                                                         Six Months    Period
                                                              Ended     Ended
                                                      September 30, March 31,
                                                               1997     1997*
                                                      ------------- ---------
                                                          Unaudited
PER SHARE OPERATING PERFORMANCE:+
NET ASSET VALUE--BEGINNING OF PERIOD                    $   9.81    $  10.00
                                                        --------    --------
 Net Investment Income                                       .37         .19
 Net Realized and Unrealized Gain (Loss) on
  Securities                                                 .36        (.36)
                                                        --------    --------
 Net Increase (Decrease) in Net Asset Value Resulting
  from Operations                                            .73        (.17)
 Dividends to Shareholders from Net Investment Income       (.37)       (.02)
                                                        --------    --------
 Net Increase (Decrease) in Net Asset Value                  .36        (.19)
                                                        --------    --------
NET ASSET VALUE--END OF PERIOD                          $  10.17    $   9.81
                                                        ========    ========
TOTAL INVESTMENT RETURN                                   14.86%**    (0.12%)**
RATIOS TO AVERAGE NET ASSETS
 Gross Expenses                                            1.49%**     1.88%**
 Net Expenses                                              1.48%**     0.99%**
 Net Investment Income                                     7.42%**     8.57%**
SUPPLEMENTARY DATA:
 Portfolio Turnover Rate***                              462.97%     763.11%
 Net Assets, End of Period (000's omitted)              $ 34,720    $ 10,518

+ The per share data of the Financial Highlights table is calculated using the average daily shares outstanding for the year.
* Commencement of Operations: January 3, 1997--High Yield Fund.
** Annualized.
*** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

See Notes to Financial Statements.

                               RYDEX SERIES TRUST


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Trust (the Trust) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company. The Trust consists of nine separate series, the Nova Fund, the Ursa Fund, the U.S. Government Money Market Fund, the Over-the-Counter Fund, the Precious Metals Fund, the U.S. Government Bond Fund, the Juno Fund, the Institutional Money Market Fund and the High Yield Fund. The financial statements include eight of the separate series. The Institutional Money Market Fund is in a separate report. The accompanying significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Trust.

A. Securities listed on an exchange are valued at the latest quoted sales prices as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities with less than sixty days to maturity are valued at amortized cost, which approximates market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees of the Trust.

B. Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

C. Net investment income is computed, and dividends are declared daily in the U.S. Government Money Market Fund, the U.S. Government Bond Fund, and the High Yield Fund. Income dividends in these funds are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Generally, short-term capital gains are distributed monthly in the U.S. Government Money Market Fund.

D. When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Trust maintains a segregated account of securities as collateral for the short sales. The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

E. When the Trust writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if the Trust enters into a closing purchase transaction, the Trust realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Futures contracts and written options involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement each fund has in the particular classes of instruments. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities.

H. The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

I. Costs incurred by the Trust in connection with its organization and registration have been deferred and are being amortized on the straight-line method over a five year period beginning on the date on which the Trust commenced its investment activities.

J. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

2. OPERATING POLICIES

The Trust, which includes nine separate funds, utilizes futures contracts, options, and options on futures contracts in order to meet the specific investment objectives of the individual funds.

The Nova Fund, which is designed to provide total returns over time that are superior to the Standard and Poor's 500 Composite Stock Price Index ("S&P 500") invests primarily in futures on the S&P 500 index and options on those futures in order to correlate its return with an amount approximately 150% of the performance of the S&P 500. The Ursa Fund primarily sells futures contracts and buys options on futures contracts in furtherance of its investment objective to inversely correlate to the S&P 500. The Precious Metals Fund seeks capital appreciation. It buys primarily equity securities and purchases call options and sells put options on the XAU Index. The Bond Fund strives to provide income and capital appreciation. It purchases primarily long-term Treasury Bonds. It also purchases futures contracts on U.S. Treasury Bonds and buys call options on U.S. Treasury Bond futures as a substitute for a comparable market position in the underlying U.S. Treasury Securities. The Juno Fund seeks to inversely correlate with the price changes of the current Thirty Year Treasury Bond. To meet this objective, Juno primarily buys put options on Treasury Bond futures and sells Treasury Bond futures. The OTC Fund strives to provide investment results before fees and expenses that closely correlates to the total return of the NASDAQ 100 Index. The fund invests in securities included in the NASDAQ 100 Index and buys call options and sells put options on stock indexes. The High Yield Fund, which correlates to the MLHY Index does so by investing primarily in long-term, intermediate-term, and short-term, below investment grade, corporate bonds. In addition the Nova Fund, the Ursa Fund, the OTC Fund, and the Precious Metals Fund all write options to further meet their investment objectives.

The risks inherent in the use of options, futures contracts, and options on futures contracts include 1) adverse changes in the value of such instruments;
2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index, or futures contract; 3) the possible absences of a liquid secondary market for any particular instrument at any time; and 4) the possible need to defer closing out certain positions to avoid adverse tax consequences.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

3. REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in repurchase agreements collateralized by U.S. Treasury obligations. As of September 30, 1997 the repurchase agreements with Fuji Securities, Inc., PaineWebber, Inc., Smith Barney, and Prudential Securities, in the joint account and the collateral therefore was as follows:

Security Type                          Range of Rates    Par Value Market Value
-------------                          -------------- ------------ ------------
United States Treasury Bills..........     6.05%      $ 50,000,000 $ 50,000,000
United States Treasury Notes..........     5.875%     $ 49,755,000 $ 51,036,293
United States Treasury Bonds..........  7.25%-8.25%   $129,856,000 $146,388,097

4. INVESTMENT ADVISORY, ACCOUNTING, AND TRANSFER AGENT SERVICES

Under the terms of an investment advisory contract, the Trust pays PADCO Advisors, Inc. investment advisory fees calculated at an annual percentage rate of one half of one percent (0.50%) of the average daily net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund; three-quarters of one percent (0.75%) of the average daily net assets of the Nova Fund, the Precious Metals Fund, the Over-the-Counter Fund, and the High Yield Fund; and nine-tenths of one percent (0.90%) of the average daily net assets of the Ursa Fund and the Juno Fund.

PADCO Service Company, Inc., a subsidiary of the investment advisor, provides transfer agent service to the Trust at an annual rate of two-tenths of one percent (0.20%) of the average daily net assets of the U.S. Government Money Market Fund, U.S. Government Bond Fund, Precious Metals Fund, Over-the-Counter Fund, and the High Yield Fund; and at annual rate of one-quarter of one percent (0.25%) of the Nova Fund, the Ursa Fund, and the Juno Fund.

The Trust paid PADCO Service Company, Inc. $219,842 in accounting fees for the above eight funds for the six month period ended September 30, 1997.

5. ACCOUNTING FOR EXPENSES

The Trust has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Trust's expenses.

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

6. SECURITIES TRANSACTIONS

During the six months ended September 30, 1997 purchases and sales of investment securities were: (Unaudited)

                           U.S.
                     Government                                    U.S.
                          Money      Over-the-     Precious  Government
           Nova Ursa     Market        Counter       Metals        Bond Juno   High Yield
           Fund Fund       Fund           Fund         Fund        Fund Fund         Fund
           ---- ---- ---------- -------------- ------------ ----------- ---- ------------
Purchases   $0   $0      $0     $1,543,180,045 $119,072,773 $57,831,670  $0  $160,925,291
Sales       $0   $0      $0     $1,208,229,905 $ 98,653,739 $51,415,602  $0  $138,860,432

The transactions shown above exclude short-term and temporary cash investments.

7. NET UNREALIZED APPRECIATION/DEPRECIATION OF SECURITIES

At September 30, 1997 unrealized appreciation (depreciation) and cost of investment securities for Federal income tax purposes was: (Unaudited)

                                                          U.S.
                                                    Government                                  U.S.
                                                         Money    Over-the-     Precious  Government                     High
                            Nova            Ursa        Market      Counter       Metals        Bond        Juno        Yield
                            Fund            Fund          Fund         Fund         Fund        Fund        Fund         Fund
                  --------------  --------------  ------------ ------------  ----------- ----------- -----------  -----------
Gross Unrealized
 Appreciation     $   41,206,979  $   60,434,135  $          0 $ 38,323,757  $ 5,070,476 $   243,629 $         0  $   811,782
Gross Unrealized
 (Depreciation)      (34,967,075)    (70,061,903)            0     (124,436)           0           0    (221,861)           0
                  --------------  --------------  ------------ ------------  ----------- ----------- -----------  -----------
Net Unrealized
 Appreciation/
 (Depreciation)   $    6,239,904  $   (9,627,768) $          0 $ 38,199,321  $ 5,070,476 $   243,629 $  (221,861) $   811,782
                  ==============  ==============  ============ ============  =========== =========== ===========  ===========
Cost of
 Investments for
 Federal Income
 Tax Purposes     $1,150,215,867  $1,271,866,129  $209,899,705 $461,217,394  $46,110,598 $10,815,042 $13,702,884  $33,997,132

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

8. SHARE TRANSACTIONS

Transactions in dollars for the six months ended September 30, 1997 were:
(Unaudited)

                                                            U.S.
                                                      Government                                       U.S.
                                                           Money       Over-the-      Precious   Government
                            Nova            Ursa          Market         Counter        Metals         Bond          Juno
                            Fund            Fund            Fund            Fund          Fund         Fund          Fund
                  --------------  --------------  --------------  --------------  ------------  -----------  ------------
Shares Purchased  $3,260,294,593  $1,588,448,080  $2,819,097,983  $2,309,820,628  $210,899,766  $79,225,806  $106,182,020
Purchased
 through
 Dividend
 Reinvestment                --              --        5,410,162             --            --       399,737           --
                  --------------  --------------  --------------  --------------  ------------  -----------  ------------
Total Purchased    3,260,294,593   1,588,448,080   2,824,508,145   2,309,820,628   210,899,766   79,625,543   106,182,021
Shares Redeemed   (2,804,754,757) (1,817,260,965) (2,872,347,645) (1,974,140,870) (190,694,547) (72,363,269) (122,361,840)
                  --------------  --------------  --------------  --------------  ------------  -----------  ------------
Net Shares
 Purchased/
 (Redeemed)       $  455,539,836  $ (228,812,885) $  (47,839,500) $  335,679,758  $ 20,205,219  $ 7,262,274  $(16,179,819)
                  ==============  ==============  ==============  ==============  ============  ===========  ============
                          High
                         Yield
                          Fund
                  -------------
Shares Purchased  $124,234,944
Purchased
 through
 Dividend
 Reinvestment          861,214
                  -------------
Total Purchased    125,096,158
Shares Redeemed   (102,212,437)
                  -------------
Net Shares
 Purchased/
 (Redeemed)       $ 22,883,721
                  =============

Transactions in shares for the six months ended September 30, 1997 were:
(Unaudited)

                                                             U.S.
                                                       Government                                  U.S.
                                                            Money    Over-the-     Precious  Government                      High
                               Nova          Ursa          Market      Counter       Metals        Bond         Juno        Yield
                               Fund          Fund            Fund         Fund         Fund        Fund         Fund         Fund
                       ------------  ------------  --------------  -----------  -----------  ----------  -----------  -----------
Shares Purchased        147,709,191   253,706,426   2,819,060,027  102,663,678   28,829,366   8,832,850   11,316,392   12,454,980
Dividend
 Reinvestment                     0             0       5,410,162            0            0      44,556            0       85,861
                       ------------  ------------  --------------  -----------  -----------  ----------  -----------  -----------
Total Purchased         147,709,191   253,706,426   2,824,470,189  102,663,678   28,829,366   8,877,406   11,316,392   12,540,841
Shares Redeemed        (126,572,212) (290,043,608) (2,872,347,645) (87,494,774) (26,326,875) (8,056,000) (13,044,321) (10,211,192)
                       ------------  ------------  --------------  -----------  -----------  ----------  -----------  -----------
Net Shares
 Purchased/(Redeemed)    21,136,979   (36,337,182)    (47,877,456)  15,168,904    2,502,491     821,406   (1,727,929)   2,329,649
                       ============  ============  ==============  ===========  ===========  ==========  ===========  ===========

Transactions in dollars for the period ended March 31, 1997 were:

                                                             U.S.
                                                       Government                                       U.S.
                                                            Money      Over-the-      Precious    Government
                            Nova            Ursa           Market        Counter        Metals          Bond          Juno
                            Fund            Fund             Fund           Fund          Fund          Fund          Fund
                  --------------  --------------  --------------- --------------  ------------  ------------  ------------
Shares Purchased  $3,521,884,322  $2,638,202,998  $ 3,329,457,087 $2,553,497,726  $413,202,942  $134,338,078  $140,757,025
Purchased
 through
 Dividend
 Reinvestment          5,375,055         626,105        5,730,900        507,026             0       373,468        49,308
                  --------------  --------------  --------------- --------------  ------------  ------------  ------------
Total Purchased    3,527,259,377   2,638,829,103    3,335,187,987  2,554,004,752   413,202,942   134,711,546   140,806,333
Shares Redeemed   (3,597,262,046) (2,215,904,560) (3,205,603,845) (2,567,906,241) (417,724,938) (149,333,776) (127,431,425)
                  --------------  --------------  --------------- --------------  ------------  ------------  ------------
Net Shares
 Purchased/
 (Redeemed)       $  (70,002,669) $  422,924,543  $   129,584,142 $  (13,901,489) $ (4,521,996) $(14,622,230) $ 13,374,908
                  ==============  ==============  =============== ==============  ============  ============  ============
                         High
                        Yield
                         Fund
                  ------------
Shares Purchased  $33,888,522
Purchased
 through
 Dividend
 Reinvestment         126,588
                  ------------
Total Purchased    34,015,110
Shares Redeemed   (23,160,395)
                  ------------
Net Shares
 Purchased/
 (Redeemed)       $10,854,715
                  ============

                               RYDEX SERIES TRUST

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Transactions in shares for the period ended March 31, 1997 were:

                                                             U.S.
                                                       Government                                    U.S.
                                                            Money     Over-the-     Precious   Government
                               Nova          Ursa          Market       Counter       Metals         Bond         Juno
                               Fund          Fund            Fund          Fund         Fund         Fund         Fund
                       ------------  ------------  --------------  ------------  -----------  -----------  -----------
Shares Purchased        203,150,294   367,144,528   3,329,494,638   142,745,580   47,008,940   14,919,523   14,955,089
Dividend
 Reinvestment               300,618        90,217       5,678,838        27,056            0       40,733        5,497
                       ------------  ------------  --------------  ------------  -----------  -----------  -----------
Total Purchased         203,450,912   367,234,745   3,335,173,476   142,772,636   47,008,940   14,960,256   14,960,586
Shares Redeemed        (207,604,225) (309,781,363) (3,205,603,845) (143,069,637) (47,949,316) (16,615,981) (13,589,740)
                       ------------  ------------  --------------  ------------  -----------  -----------  -----------
Net Shares
 Purchased/(Redeemed)    (4,153,313)   57,453,382     129,569,631      (297,001)    (940,376)  (1,655,725)   1,370,846
                       ============  ============  ==============  ============  ===========  ===========  ===========
                             High
                            Yield
                             Fund
                       -----------
Shares Purchased        3,374,658
Dividend
 Reinvestment              12,716
                       -----------
Total Purchased         3,387,374
Shares Redeemed        (2,315,587)
                       -----------
Net Shares
 Purchased/(Redeemed)   1,071,787
                       ===========

9. OPTION CONTRACTS WRITTEN

During the six months ended September 30, 1997 the Trust wrote the following contracts: (Unaudited)

Call Options Written:

                                 Nova Fund                 Ursa Fund
                          -----------------------  -------------------------
                          Number of       Initial  Number of         Initial
                          Contracts      Premiums  Contracts        Premiums
                          --------- -------------  --------- ---------------
Outstanding at Beginning
 of Period                  4,000   $ 184,676,444    20,000  $   897,128,294
Options Written             8,000     407,212,925    29,000    1,479,842,270
Options Terminated         (4,000)   (184,676,444)  (29,000)  (1,366,345,953)
                           ------   -------------   -------  ---------------
Outstanding at End of
 Period                     8,000   $ 407,212,925    20,000  $ 1,010,624,611
                           ======   =============   =======  ===============

Put Options Written:

                                                     Over-the-Counter Fund
                                                   -------------------------
                                                   Number of         Initial
                                                   Contracts        Premiums
                                                   --------- ---------------
Outstanding at Beginning of Period                       31  $       203,450
Options Written                                       1,169        1,672,850
Options Terminated                                   (1,149)      (1,753,182)
                                                    -------  ---------------
Outstanding at End of Period                             51  $       123,118
                                                    =======  ===============

                              RYDEX SERIES TRUST

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------

10. NET ASSETS

At September 30, 1997, net assets consisted of: (Unaudited)

                                                      U.S.
                                                Government                                     U.S.
                                                     Money     Over-the-      Precious   Government         Juno   High Yield
                      Nova Fund    Ursa Fund   Market Fund  Counter Fund   Metals Fund    Bond Fund         Fund         Fund
                   ------------ ------------  ------------  ------------  ------------  -----------  -----------  -----------
Paid-In-Capital    $634,968,804 $467,893,831  $235,676,023  $402,943,022  $ 63,771,836  $11,381,273  $20,282,149  $33,738,436
Undistributed Net
 Investment
 Income               6,197,201    5,870,415        94,738      (616,899)        6,885       16,220      450,583        6,508
Distribution in
 Excess of
 Realized Gains*                                                                (2,035)
Accumulated Net
 Realized Gain
 (Loss) on
 Investments        120,081,255 (198,944,256)      (27,458)    9,169,701   (24,261,002)    (284,548)  (5,737,696)      48,388
Net Unrealized
 Appreciation
 (Depreciation)
 on Investments,
 Options and
 Futures
 Contracts            6,239,904   (9,627,768)            0    38,199,321     5,070,476      243,629     (221,861)     811,782
                   ------------ ------------  ------------  ------------  ------------  -----------  -----------  -----------
Net Assets         $767,487,164 $265,192,222  $235,743,303  $449,695,145  $ 44,586,160  $11,356,574  $14,773,175  $34,605,114
                   ============ ============  ============  ============  ============  ===========  ===========  ===========

* Realized capital gains differ for financial statement and tax purposes primarily because of the timing of the recognition of post October 31 capital losses.

11. LOSS CARRYFORWARD--FEDERAL INCOME TAX

At September 30, 1997, for Federal income tax purposes, the following funds have capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration.

                                      U.S.
Expires                Precious Government              High
March           Ursa     Metals       Bond       Juno  Yield
31              Fund       Fund       Fund       Fund   Fund
-------  ----------- ---------- ---------- ---------- ------
2003     $ 6,618,786 $        0  $     0   $        0 $    0
2004      43,168,709  4,249,968        0    3,643,317      0
2005      50,012,823    709,440  539,594      106,438 63,461

                                                   [LOGO OF RYDEX APPEARS HERE]



                           A family of mutual funds
                           designed exclusively for
                          professional money managers

                                   Nova Fund
                                   Juno Fund
                                   Ursa Fund
                                   OTC Fund
                                High Yield Fund
                             Precious Metals Fund
                           U.S. Government Bond Fund
                         U.S. Government Money Market



                              RYDEX SERIES TRUST
                        6116 Executive Blvd., Suite 400
                              Rockville, MD 20852
                        (301) 468-8520  (800) 820-0888


                              SEMI-ANNUAL REPORT
                              SEPTEMBER 30, 1997



                                         Nova Fund
                                         Juno Fund
                                         Ursa Fund
                                         OTC Fund
                                         High Yield Fund
                                         Precious Metals Fund
                                         U.S. Government Bond Fund
                                         U.S. Government Money Market